FINANCIAL INSTRUMENTS (Details 2) (USD $) In Millions, unless otherwise specified										1 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012 Foreign exchange contracts Other current assets	Dec. 31, 2011 Foreign exchange contracts Other current assets	Dec. 29, 2012 Foreign exchange contracts Other accrued liabilities	Dec. 31, 2011 Foreign exchange contracts Other accrued liabilities	Dec. 29, 2012 Commodity contracts Other accrued liabilities	Dec. 29, 2012 Commodity contracts Long-term retirement benefits and other liabilities	Dec. 31, 2011 Commodity contracts Long-term retirement benefits and other liabilities	Apr. 30, 2010 Interest Rate Contracts
Derivatives, Fair Value
Asset	$ 10.0	$ 6.5	$ 10.0	$ 6.5
Liability	3.8	18.6			2.8	15.7	0.9	0.1	2.9
Debt issued										250
Deferred costs, contract settlement										$ (0.3)